PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	7 Months Ended	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Net cash generated from operating activities	¥ (95,026)	$ (311,266)	¥ (2,166,970)	¥ (1,310,694)
Net cash used in investing activities	(72,922)	(260,835)	(1,815,890)	(1,283,218)
Net cash generated from financing activities	387,219	1,040,068	7,240,746	3,988,402
Cash and cash equivalents and restricted cash at beginning of period/year		234,276	1,630,983	219,096
Cash and cash equivalents and restricted cash at end of period/year	¥ 219,096	715,538	4,981,429	1,630,983
Parent Company | Reportable Legal Entities
Net cash generated from operating activities		2,545	17,722	45,469
Net cash used in investing activities		(778,508)	(5,419,820)	(2,800,092)
Net cash generated from financing activities		805,052	5,604,614	3,596,798
Net increase in cash and cash equivalents		29,089	202,516	842,175
Cash and cash equivalents and restricted cash at beginning of period/year		120,971	842,175
Cash and cash equivalents and restricted cash at end of period/year		$ 150,060	¥ 1,044,691	¥ 842,175